Share-Based Payment (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 29, 2011	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-Based Payment (Textual)
Net expenses recognized for grant of options to employees		$ 24	$ 40	$ 182
2011 Plan [Member]
Share-Based Payment (Textual)
Share based payment award remaining contractual term	10 years
Number of share holding of up	10,000,000
Number of options, Granted		3,800,000